Revenue (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Revenue [Abstract]
Trade receivables	$ 3,890,000	$ 3,600,000
Contract liabilities	$ (4,297,000)	$ (3,426,000)